Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($) Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1	10	2
Pre-Modification Outstanding Recorded Investment	$ 41	$ 654	$ 547
Post-Modification Outstanding Recorded Investment	$ 41	$ 589	$ 547
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract			2
Pre-Modification Outstanding Recorded Investment			$ 547
Post-Modification Outstanding Recorded Investment			$ 547
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract		9
Pre-Modification Outstanding Recorded Investment		$ 619
Post-Modification Outstanding Recorded Investment		$ 554
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 41	$ 35
Post-Modification Outstanding Recorded Investment	$ 41	$ 35